Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 14,169,895	$ 14,406,110
Less: accumulated depreciation	(8,814,898)	(8,416,974)
Property, plant and equipment, net	5,354,997	5,989,136
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,913,471	2,988,217
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,631,702	9,776,164
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,013,593	1,014,921
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 611,129	$ 626,808